Acquisition of Navios Containers and Navios Acquisition (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Revenues	$ 1,334,066	$ 1,306,889	$ 1,210,528
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	367,308	433,645	579,247
Limited Partner [Member]
Business Acquisition [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 359,867	$ 424,974	$ 567,662